Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies
2.
Basis of presentation and summary of significant accounting policies

2.1. Basis of presentation

The condensed interim combined consolidated financial statements of Rezolve AI plc and subsidiaries (together “the Company” or “we”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial reporting. Accordingly, these unaudited condensed interim combined consolidated financial statements do not include all of the information and footnotes required by US GAAP for complete financial statements. These unaudited condensed interim combined consolidated financial statements include all adjustments necessary to fairly state the financial position and the results of the Company's operations and cash flows for interim periods in accordance with GAAP. All such adjustments are of a normal, recurring nature. The results for any interim period are not necessarily indicative of the results that may be expected for the year ended December 31, 2025 or for any future period.

The condensed interim combined consolidated financial statements have been prepared using the United Stated Dollar (“$” or “US dollar”) as the reporting currency. The condensed interim combined consolidated financial statements and notes as presented do not contain all information that is included in the annual financial statements and notes thereto of the Company. The condensed interim combined consolidated financial statements and notes included in this Form 6-K should be read in conjunction with the financial statements and notes included in the Company’s 2024 Annual Report on Form 20-F (Annual Report) filed with the SEC.

The significant accounting policies used in preparation of these condensed interim combined consolidated financial statements as of and for the six months ended June 30, 2025 are consistent with those described in our Annual Report.

The accompanying condensed interim combined consolidated financial statements include the financial statements of Rezolve AI plc, Rezolve Limited, its consolidated subsidiaries and any variable interest entity (“VIE”) in which we are the primary beneficiary, with the exception of the subsidiaries Rezolve Information Technology (Shanghai) Co., Ltd. (“Rezolve China”) and Rezolve China’s subsidiary Nine Stone (Shanghai) Ltd (“Nine Stone”)(collectively “the Chinese Business”) which were abandoned on January 3, 2023 (see below).

On January 3, 2023, the Company’s directors approved a plan to abandon its operations in China completely. Subsequently, on January 5, 2023, the Company’s directors approved an application to the United Kingdom (the “UK”) tax authorities requesting tax clearance for a solvent demerger (the “Pre-Closing Demerger” or “Demerger”) of the Company under section 110 of the UK Insolvency Act, 1986 which clearance was subsequently granted. Our board of directors decision to abandon operations in China completely and approve the Pre-Closing Demerger was based, in part, on our inability to complete an audit as a result of not having access to certain information from our local third-party company.

The Pre-Closing Demerger was completed on July 4, 2024. A new holding company Rezolve AI plc was established. Rezolve Limited’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch) were transferred to the Company in exchange for the issue by the Company of shares of the same classes as in Rezolve Limited for distribution among the original shareholders of Rezolve Limited in proportion to their holdings of shares of each class in Rezolve Limited as at immediately prior to the Pre-Closing Demerger. Therefore upon the completion of the Pre-Closing Demerger, Rezolve AI plc ended up with the same business as Rezolve Limited but without the Chinese business.

On August 15, 2024, Armada Acquisition Corp. I, a Delaware corporation (“Armada”), Rezolve AI plc and Rezolve Merger Sub, Inc., a Delaware corporation (“Rezolve Merger Sub”), consummated a business combination (the “Business Combination”) pursuant to which the Company effected a company reorganization whereby the Company’s series A shares were reclassified as ordinary shares and Armada merged with and into Rezolve Merger Sub, with Armada surviving as a wholly owned subsidiary of Rezolve, with shareholders of Armada receiving ordinary shares of the Company in exchange for their existing Armada common stock and Armada warrant holders having their warrants automatically exchanged for warrants of the Company (see note 8). Upon the closing of the Business Combination, the Company became the direct parent of Armada. The Business Combination was accounted for as a reverse merger under ASC 805, whereby Rezolve AI plc was deemed to be the accounting acquirer for financial reporting purposes and Armada was treated as the accounting acquiree. This determination was primarily based on the expectation that, immediately following the reverse merger: former Rezolve AI plc’s stockholders own a substantial majority of the voting rights in the combined company; former Rezolve AI plc’s largest stockholders retain the largest interest in the combined company and former Rezolve AI plc’s executive management team became the management team of the combined company.

For accounting purposes the Business Combination, accounted for as a reverse merger, was treated as the equivalent of Rezolve AI plc issuing 5,827,796 ordinary shares to acquire the net liabilities of Armada. The excess amount paid by an investor over the par value of ordinary shares issued usually is allocated to additional paid-in capital, however as the Business Combination resulted in the issuance of ordinary shares to acquire the net liabilities of Armada, it rendered a negative amount of additional paid-in capital. In accordance with ASC 505-30-30-8, the Company made an accounting policy election that additional paid-in capital cannot be a negative amount and therefore the negative amount was allocated to accumulated deficit.

The net liabilities of Armada are recorded at their acquisition-date fair value in the condensed interim combined consolidated financial statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)

These condensed interim combined consolidated financial statements of Rezolve AI plc and subsidiaries have been prepared on the following basis:

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The Pre-Closing Demerger was completed retrospectively on December 31, 2022, and thus reflects the predecessor company, Rezolve Limited, prior to completion of the Pre-Closing Demerger. These condensed interim combined consolidated financial statements are therefore prepared on a carve-out basis. All costs of doing business in Rezolve Limited have been reflected in Rezolve AI plc on a 100% allocation basis since management feels that this fully reflects the condensed interim combined consolidated financial statements had the Demerger completed on December 31, 2022. Costs incurred by Rezolve Limited to close the China Business in the People’s Republic of China (“China”) for the six months ended June 30, 2025 and 2024 have been recorded as “Business development expenses”, a component of General and Administrative expenses within the Company’s condensed interim combined consolidated statement of operations in accordance with Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements (“SAB 1-B1”). Management asserts that this method used is reasonable.
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As a result of the ownership structure of Rezolve Limited and Rezolve AI plc, the Pre-Closing Demerger was accounted for as a common control transaction in accordance with the common control guidance in ASC 805. The net liabilities of Rezolve Limited were transferred to Rezolve AI plc at their carrying values immediately prior to the Pre-Closing Demerger transaction, with an offsetting impact to Additional Paid in Capital which was then recapitalized to Accumulated Deficit. The Consolidated Financial Statements as of and for the year ended December 31, 2023 and the period January 1, 2024 to July 4, 2024 for Rezolve Limited have been aggregated with the consolidated financial statements of the Company for the period July 5, 2024 to December 31, 2024.
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The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited. This adjustment in share numbers enabled the issuance of the appropriate number of shares in Rezolve AI plc so that each Company Shareholder will after the Pre-Closing Demerger hold their applicable pro rata portion of the aggregate stock consideration in accordance with the terms of the Pre-Closing Demerger transaction. All share and per share amounts in these condensed interim combined consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Pre-Closing Demerger transaction. Additionally, holders of Series A shares of Rezolve AI plc received one Ordinary share in the Company for each Series A share held in Rezolve AI plc.

On February 4, 2025, the Company entered into a purchase agreement with DBLP Sea Cow Ltd (“DBLP”), to acquire the entire issued and to be issued share capital of each of Bluedot Industries, Inc. and Bluedot Industries Pty. Ltd, together “Bluedot Industries”. DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve. On February 20, 2025, the Company closed the Bluedot Industries acquisition and issued ordinary shares as consideration to DBLP. Refer to Note 4 for more information. The Bluedot Industries acquisition was accounted for as a transfer of entities under common control and all periods presented reflect the financial position, results of operations and cash flows of these entities as if they had been combined as of the beginning of the period. The comparative financial statements have also been retrospectively adjusted to furnish information on a comparative basis as if the two companies

(Rezolve and Bluedot Industries) had been combined from the beginning of the comparative period, as the entities were under common control for the entire comparative period.

2.2. Basis of consolidation

We consolidate investments in companies in which we control directly or indirectly through the control of more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A variable interest entity “VIE” is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity with the most significant impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

All intercompany balances and transactions have been eliminated.

A list of subsidiaries and Rezolve AI plc’s holding as of June 30, 2025 is as follows:

Name of the entity	Date of incorporation or acquisition (*)		Country of incorporation	Group shareholding (%)
Rezolve Taiwan Inc.	November 9, 2000		Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021		India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016		United States of America	100%
Rezolve Technology S.L.	August 25, 2020		Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024		United Kingdom	100%
Rezolve Ai Finance LLC	February 12, 2025		United States of America	100%
Rezolve Ai Finance Holdings LLC	February 12, 2025		United States of America	100%
Armada Acquisition Corp. I	August 15, 2024		United States of America	100%
GroupBy Inc.	March 25, 2025	*	Canada	100%
GroupBy International Ltd	March 25, 2025	*	Canada	100%
GroupBy USA Inc.	March 25, 2025	*	United States of America	100%
GroupBy UK Ltd	March 25, 2025	*	United Kingdom	100%
Bluedot Industries Pty. Ltd	March 17, 2025	*	Australia	100%
Bluedot Industries, Inc.	March 17, 2025	*	United States of America	100%
Bluedot Innovation Pty. Ltd	February 20, 2025	*	Australia	100%
Prediqt Business Solutions Private Limited	June 2, 2025	*	India	100%
Mpower Plus Global Limited	May 31, 2025	*	United Kingdom	100%
Mpower Plus Poland SP Z o.o	May 31, 2025	*	Poland	100%
Mpower Plus France SARL	May 31, 2025	*	France	100%
Mpower Plus B.V.	May 31, 2025	*	Netherlands	100%
Mpower PLUS Global PTE. Ltd.	May 31, 2025	*	Singapore	100%
Mpower Plus Hungary KFT	May 31, 2025	*	Hungary	100%
MPower Plus BVBA	May 31, 2025	*	Belgium	100%
MPower Plus Deutschland GmbH	May 31, 2025	*	Germany	100%
MPower Plus Global Malaysia SDN BHD	May 31, 2025	*	Malaysia	100%
MP PLUS RM S.R.L	May 31, 2025	*	Romania	100%

2.3. Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act)

are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable, provided that early adoption is permitted by the new or revised accounting standard. The Company has elected to not opt out of such extended transition period, which means that the Company, as an emerging growth company, can adopt new or revised standard at the same time as private companies. While the Company may early adopt the new or revised standard if the standard permits, it is able to avail itself of any additional transition time which is granted to private companies. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

2.4. Liquidity

Pursuant to ASC 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), management must evaluate whether there are conditions and events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these Consolidated Financial Statements are issued. In accordance with ASC 205-40, management’s analysis can only include the potential mitigating impact of management’s plans that have not been fully implemented as of the issuance date if (a) it is probable that management’s plans will be effectively implemented on a timely basis, and (b) it is probable that the plans, when implemented, will alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

As of June 30, 2025, the Company had an accumulated deficit of $316.1 million. For the six months ended June 30, 2025, the Company incurred a net loss of $57.9 million and net cash used in operating activities was $19.8 million. Cash totaled $9.9 million as of June 30, 2025, an increase of $0.1 million from December 31, 2024. The Company has a working capital deficit of $71.1 million as at June 30, 2025. The Company continues to incur losses while it develops technological services, targets customers and incurs costs business combination. Our sources of cash for these activities rely on debt and equity funding.

The Company has raised $270.6 million in the third quarter of 2025, from the following transactions. Refer to Note 14 for more information:

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On July 24, 2025, the Company entered into securities purchase agreements with certain investors pursuant to which the Company agreed to sell and issue to these investors in a private placement offering (the “PIPE Financing”) 20,000,000 Ordinary Shares, par value £0.0001 per share, at an offering price of $2.50 per Ordinary Share. This PIPE Financing closed on July 25, 2025, resulting in aggregate gross proceeds to the Company of $50 million, before deducting the placement agent’s fee and offering expenses payable by the Company.
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The Company entered into a subscription letter with Western Alliance Bank (“WAB”) pursuant to which the Company agreed to issue to WAB a number of Ordinary Shares which is equal to $12,300,000 in order to settle debt owed by Groupby to WAB. In accordance with the terms of the subscription letter, WAB is to return any money received in excess of $12,300,000 from the subsequent sale of the 5,857,143 Ordinary shares. On August 22, 2025, WAB completed its sale of the 5,857,143 Ordinary shares and realized proceeds of $$17,955,271 from sale of these Ordinary Shares. This resulted in an excess of $$5,655,271, which was returned to the Company. See below for more information.
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On September 18, 2025, the holders of all 5,000,000 warrants issued in a registered offering in December 2024 (the "Offering Warrants") elected to exercise their Offering Warrants, at an exercise price of $3.00 per Offering Warrant, for 5,000,000 ordinary shares of the "Company, generating aggregate gross proceeds to the Company of $15 million.
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On September 24, 2025, the Company entered into securities purchase agreements with certain qualified institutional investors, for the purchase and sale of 37,000,000 Ordinary Shares in a private placement (the “PIPE Financing”) at a price of $5.40 per Ordinary Share for aggregate gross proceeds of approximately $200 million, before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds of the PIPE Financing for accelerated investment into its sales organization, potential accretive M&A opportunities, working capital and general corporate purposes, including further development of its Brain Commerce Platform, and expansion of Visual Search and Brain Checkout. This PIPE Financing closed on September 25, 2025, resulting in aggregate gross proceeds to the Company of $200 million, before deducting the placement agent’s fee and offering expenses payable by the Company.

Furthermore, the review of the strategic plan and budget, including expected developments in liquidity and capital from definitive agreements entered into, were considered. As of the date of issuance of the interim condensed consolidated financial statements for the six months ended June 30, 2025, the Company has a further $234.6 million remaining on the Standby Equity

Purchase Agreement ("SEPA") capital commitment facility with YA II PN, LTD ("YA"), a Cayman Island exempt limited company. The SEPA is a share subscription facility which was signed and executed on February 23, 2023 and amended and restated on February 2, 2024 to provide for, inter alia, Rezolve AI Limited joining as a party to the agreement and the subscription by YA of a promissory convertible note (“YA Agreement”). The Company may continue to seek capital through the issuance of equity securities using the remaining undrawn capital commitment facility.

Consequently, it has been concluded that adequate resources and liquidity to meet the cash flow requirements for the next twelve months are present, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements. The Company’s plan includes the items noted above as well as securing external financing which may include raising debt or equity capital. These plans are not entirely within the Company’s control including our ability to raise sufficient capital on favorable terms.

2.5. Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements and the results of operations during the reporting period. Estimates and assumptions are used in accounting for, among other things, the valuation of acquisition-related assets and liabilities, deferred income taxes and related valuation allowances, fair value measurements, useful lives of long-lived assets, capitalized software and share-based compensation. Management believes that the estimates used in the preparation of the condensed interim combined consolidated financial statements are prudent and reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from estimates

2.6. Revenue recognition

Under ASC 606, the Company determines revenue recognition through the following steps:

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Identifying the contract, or contracts, with the customer;
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Identifying the performance obligations in the contract;
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Determining the transaction price;
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Allocating the transaction price to performance obligations in the contract; and
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Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services.

The Company generates revenues primarily from two sources: (i) subscription-based SaaS offerings under our Brain Commerce platform, and (ii) professional services delivered on a cost-plus basis. These revenues are recognized in line with the nature of the services provided, as described below.

Revenue generated from cloud-based software solutions, include the SaaS (software as a service) products such as the following:

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search experience tools that allow vendors to identify shopper intent and context, and provide high quality-search results to consumers searching for products on eCommerce channels, including configuration and ongoing technical support services.
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geofencing software that allows vendors to track a customer's location when placing online orders for in-person pickup, including configuration and ongoing technical support services.

These cloud-based software solutions are sold to customers through hosting arrangements, whereby we run the software applications on our own platforms. Access to these platforms are provided to customers on either a consumption or subscription basis and generally have contract terms longer than a year. Revenues related to cloud-based software solutions provided on a consumption basis are recognized when the customer utilizes the cloud-based software solutions, based on the quantity consumed. Revenues related to cloud-based software solutions provided on a subscription basis are recognized ratably over the contract term as the customer receives and consumes the benefits of the cloud-based software solutions.

The Company may receive upfront, non-refundable consideration at which time the performance obligation has not yet been satisfied and will only be satisfied over time (over the duration of the contract term). This upfront, non-refundable consideration (deferred revenue) is recognized as revenue over time as the performance obligation is satisfied. The deferred revenue balance of $1,172,056 at December 31, 2024 resulted from the retrospective adjustment to the comparative financial statements as if Rezolve and Bluedot Industries had been combined from the beginning of the comparative period, as the entities were under common control for the entire comparative period. The deferred revenue balance of $16,016,292 at June 30, 2025 resulted from upfront revenue received from contracts with customers for search experience tools and contracts with customers for geofencing software.

Revenue related to configuration and ongoing technical support services are recognized ratably over the contract term as the customer receives and consumes the benefits of these services.

Revenues from the sale of professional services include information technology ("IT") and information technology enabled ("ITE") services. The Company provides professional services, which include project managers, specialists and engineers, recommending, designing and implementing IT solutions. The Company is primarily responsible for the fulfillment and acceptability of the professional services and has control over how to provide the requested services. As a result, the Company is the principal, and professional services revenue is recognized on a gross basis ratably over the contract term as the customer receives and consumes the benefits of these services.

The Company also continues earns revenue from commission from sales of football tickets for La Liga in Spain through its platform technology. La Liga pays a commission for each football ticket sold through our platform technology. Revenue is recognized in accordance with ASC 606 “Revenue from Contracts with Customers” at the point in time when a football ticket is sold on our platform technology.

The Company's revenue by region is as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
North America, South America and Canada	5,612,576	683,902
United Kingdom and Europe	340,054	53,399
Asia Pacific	364,320	464,713
Total Revenue	6,316,950	1,202,014

2.7. Cost of revenue

Cost of revenues consists of expenses incurred directly in relation to the earning of revenues such as payroll and benefits for IT consultants and partner’s fees.

2.8. Operating segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.

At June 30, 2025, there have not been any changes in the internal organization that affects how the CODM allocates resources and assesses the performance of the Company.

As the Company operates as one operating segment, financial data provided in the consolidated financial statements, including total revenues of $6,316,950 and $1,202,014 for the six months ended June 30, 2025 and 2024, respectively; total operating expenses of $38,741,467 and $10,919,306 for the six months ended June 30, 2025 and 2024, respectively; consolidated net loss of $57,852,518 and $12,967,097 for the six months ended June 30, 2025 and 2024, respectively and total assets of $ 80,101,992 as of June 30, 2025 and $ 21,168,892 as of December 31, 2024, represent the performance of our single reportable segment. The consolidated statements of operations reflect the same level of significant expense categories regularly provided to the CODM for decision-making purposes. Sales and marketing expenses reported in the consolidated statements of operations includes advertising expenses, payroll expenses, and consultancy charges. General and administrative expenses reported in the consolidated statements of operations includes IT expenses, legal and professional expenses, payroll expenses and consultancy charges.

The CODM does not review segment assets at a different level or category than those disclosed in the consolidated balance sheet.

2.9. Acquisitions

The Company evaluates the facts and circumstances of each acquisition to determine whether the transaction should be accounted for as an asset acquisition or a business combination.

The Company accounts for a business combination using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's preliminary estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations. Accordingly, these preliminary estimates are subject to change during the measurement period, which is up to one year from the date of the acquisition. A decrease in the fair value of assets acquired or an increase in the fair value of liabilities assumed in the acquisition from those valuations would result in a corresponding increase in the amount of goodwill from the acquisition. The acquisition-related transaction costs incurred by the Company are accounted for as expenses in the periods in which the costs were incurred and the services were received.

The Company accounts for an acquisition that is not business combination as an asset acquisition under ASC 805. The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. The Company use a cost accumulation model to determine the cost of the asset acquisition. Ordinary shares issued as consideration in an asset acquisition are measured based on the acquisition date fair value of the equity interests issued. Direct transaction costs are recognized as part of the cost of an asset acquisition. The cost of an asset acquisition, including transaction costs, are allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. Goodwill is not recognized in an asset acquisition. If applicable, any difference between the cost of an asset acquisition and the fair value of the net assets acquired is allocated to the non-monetary identifiable assets based on their relative fair values.

The Company accounts for a transfer of net assets or an exchange of equity interests between entities under common control as a common control transaction. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity. Under ASC 805-50-25-2, the Company (receiving entity), initially recognizes the assets and liabilities received at their carrying amounts in the financial statements of the transferring entity on the date of the transfer. Under ASC 805-50-30-5, the Company recognizes the difference between the proceeds transferred and the carrying amounts of the net assets received in equity (Additional Paid-in Capital). If a transaction combines two or more commonly controlled entities that historically have not been presented together, the resulting financial statements are, in effect, considered to be those of a different reporting entity. The resulting change in reporting entity requires retrospective combination of the entities for all periods presented as if the combination had been in effect since inception of common control in accordance with ASC 250-10-45-21.

For additional information about acquisitions, see Note 4.

2.10. Intangible assets

Intangible assets consist of computer software, internal-use software, technology intellectual property and customer contracts and related relationships.

Computer software

Computer software acquired separately is measured on initial recognition at cost. Following initial recognition, such assets are carried at cost less any accumulated amortization and any accumulated impairment losses, however, there have been no indicators of impairment identified during the six months ended June 30, 2025 and 2024.

Computer software assets are amortized over their useful economic life less their estimated residual value and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the net carrying amount of the asset and are recognized in profit or loss in the consolidated statement of operations when the asset is derecognized.

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Internal-use software

We capitalize internal and external costs directly associated with the development of internal-use software. Maintenance and training costs, as well as costs incurred during the preliminary stage of an internal-use software development project, are expensed as incurred. The Company has not commenced amortizing the in-development software as it not yet ready for its intended use.

The Company reviews internal-use software for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for internal-use software as of June 30, 2025 and June 30, 2024 and the periods then ended.

Technology intellectual property

We have technology intellectual property that were acquired through a business combination. At the time of each acquisition, fair value was estimated using a relief from royalty method which included various assumptions requiring judgment, including projected future cash flows, discount rates, and market royalty rates.

The Company reviews technology intellectual property for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for technology intellectual property as of June 30, 2025 and June 30, 2024 and the periods then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Technology intellectual property	10 years

Customer contracts and related relationships

We have customer contracts and related relationships that were acquired through a business combination. At the time of each acquisition, fair value was estimated using an excess earnings methodology (MPEEM - Multi-Period Excess Earnings Method). The MPEEM is a variation of discounted cash-flow analysis which utilizes internally developed discounted future cash flow models and third-party valuation specialist models, which include various assumptions requiring judgment, including projected future cash flows and discount rates.

The Company reviews customer contracts and related relationships for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for customer contracts and related relationships as of June 30, 2025 and June 30, 2024 and the periods then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Customer contracts and related relationships	4 years

Recruitment database

We have a recruitment database that was acquired through a business combination. At the time of the acquisition, fair value was estimated using a replacement cost method. The replacement cost method considers an estimate of the costs to recreate the recruitment database (software, data acquisition, labor, overhead), opportunity costs representing forgone returns and obsolescence of the recruitment database.

The Company reviews the recruitment database for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for the recruitment database as of June 30, 2025 and June 30, 2024 and the periods then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Recruitment database	3 years

2.11. Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is subject to an impairment test at least annually or when events or changes in circumstances indicate that it may be impaired. In assessing impairment, the Company performs either a quantitative or a qualitative analysis.

Determining the fair value of the Company’s single reporting unit for goodwill requires significant estimates and judgments by management. When a quantitative analysis is performed, the Company generally uses the income approach, which requires several estimates, including future cash flows consistent with management’s strategic plans, sales growth rates and the selection of royalty rates and discount rates. There were no indicators of impairment for goodwill identified during the six months ended June 30, 2025. For additional information, see Note 4 and 7.

2.12. Operating leases

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease.

ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The interest rate used to determine the present value of the future lease payments is the Company's incremental borrowing rate, because the interest rate implicit in the Company's leases is not readily determinable. The Company's incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The operating lease ROU asset also includes any prepaid lease payments and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Certain lease agreements contain variable payments, which are expensed as incurred and not included in the lease assets and liabilities. These amounts primarily include payments for maintenance and utilities. Operating lease expense (excluding variable lease costs) is recognized on a straight-line basis over the lease term.

2.14. Accounts receivable, net

Account receivable consists primarily of amounts related to fees charged to customers. Credit is extended based on evaluation of a customer’s financial condition and generally collateral is not required. Accounts receivable is stated at amounts due from customers net of an allowance for expected credit losses. The allowance for expected credit losses is based upon our current estimate of lifetime expected credit losses related to uncollectible accounts receivable. The Company evaluates the need for an allowance for expected credit losses based on historical collection trends, prevailing and anticipated macroeconomic conditions and specific customer credit risk.

Accounts receivable at December 31, 2024 did not have any allowances created for expected credit losses. The allowance for expected credit losses at June 30, 2025 is $1,266,472.

2.14. Fair value measurement and concentrations of risk

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company reports all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•
Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•
Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
•
Level 3—Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Fair value measurements at reporting date:

Description	Level 1	Level 2	Level 3
June 30, 2025
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$1,513,430	$—
(3) Other receivable	$5,710,714	$—	$—
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—

(1)
See note 8.6.
(2)
The derivative asset and the derivative liability were valued by a third-party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.
(3)
See note 8.9.

The derivative asset at December 31, 2024 pertained to an option held by the Company to convert a promissory note payable to Northland Securities (see note 8). In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all of the advisor's loan payable but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share.

The derivative liabilities were triggered by conversion features embedded in promissory notes held by investors Cohen & Company Financial Management LLC (see note 8), J.V.B. Financial Group and Northlands Securities (see note 8). On August 15, 2024, the Company recognized derivative liabilities and an offsetting debt discount associated with the embedded conversion features in its senior secured convertible notes (see note 8), convertible promissory notes (see note 8) and advisors loans (see note 8). The Company previously did not bifurcate the embedded conversion features as derivatives due to the lack of an underlying share price prior to the Company's acquisition of Armada and listing of its Ordinary Shares on the NASDAQ. The Company no longer recognized a derivative liability associated with the following debt liabilities due to the investors having exercised their conversion features by December 31, 2024:

•
Senior secured convertible notes (note 8.4);
•
YA notes (note 8.7);
•
Promissory notes (note 8.7)

The carrying amount of the Company’s cash, accounts receivable, accounts payable and accrued expenses approximated their fair values due to their short term to maturity.

Credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivables. The Company’s cash in deposited in accounts at large financial institutions. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash are held.

Accounts receivable are potentially subject to credit risk concentration. The Company has not experienced any material losses related to concentrations during the periods presented.

At June 30, 2025 and December 31, 2024, the following customers represented more than 10% of total accounts receivable.

	June 30, 2025	December 31, 2024
Wondr Gaming (1)	32%	—%
Coles Supermarkets Australia Pty Ltd (2)	18%	—%
La Liga	Less than 10%	100%

(1) A full expected credit loss allowance has been recorded against the outstanding balance of this accounts receivable. See note 2.14. and Note 13.

(2) The outstanding balance was settled in full in July 2025.

Accounts payable include balances for work incurred by third parties for the benefit of the Company.

Foreign currency risk

During the six months ended June 30, 2025, the Company’s revenue was denominated in the Euro (“EUR”), Australian Dollars (“AUD”), Polish Zloty (“PLN”) and Indian Rupees (“INR”). Based upon the Company’s level of operations for the six months ended June 30, 2025, a sensitivity analysis shows that a 10% appreciation or depreciation in these currencies against the US dollar would have increased or decreased, respectively, the Company’s revenue for the six months ended June 30, 2025 by the following:

•
EUR against the US dollar by $15,333
•
AUD against the US dollar $29,014
•
PLN against the US dollar by $18,672
•
INR against the US dollar by $7,418

During the six months ended June 30, 2024, all of Rezolve’s revenue was denominated in the EUR since the sales of the Company was in Spain. Based upon the Company’s level of operations for the six months ended June 30, 2024, a sensitivity analysis shows that a 10% appreciation or depreciation in the EUR against the dollar would have increased or decreased, respectively, the Company’s revenue for the six months ended June 30, 2024 by approximately $ 5,339. Bluedot Industries’ revenue for the six months ended June 30, 2024, was denominated in US dollar and AUD. Based upon Bluedot Industries’ level of operations for the six months ended June 30, 2024, a sensitivity analysis shows that a 10% appreciation or depreciation in the AUD against the dollar would have increased or decreased, respectively, Bluedot Industries’ revenue for the six months ended June 30, 2024 by approximately $46,471.

2.15. Loss and earnings per share

In accordance with ASC 260 Earnings Per Share, basic earnings per share, basic net loss per share is based on the weighted average number of ordinary shares issued and outstanding and is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in the net loss per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive ordinary share equivalents, as their effect would be antidilutive. Diluted loss per share is equal to the net loss per share as all potentially dilutive securities are anti-dilutive in the periods presented. For the six months ended June 30, 2025 and 2024 the Company incurred net losses and therefore no potential dilutive ordinary share were utilized in the calculation of losses per share.

If the Company reports net income, basic earnings per share is based on the weighted average number of ordinary and series A preferred shares issued and outstanding and is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average number of ordinary and series A preferred shares used in the net earnings per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding.

The series A preferred shares are entitled to the same dividend rights as the ordinary shares and therefore as participating securities, are included in the basic and diluted earnings per share calculation. The holders of the series A preferred shares do not have a contractual obligation to share in the losses of the Company. The Company computes earnings per share using the two-step method for its series A preferred and ordinary shares.

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	June 30, 2025	June 30, 2024
Convertible debt (note 8)	54,172	884,791
Shares payable (note 8)	498,221	22,838
Warrants	13,019,976	574,526
Share options	7,522,654	848,287
Convertible promissory notes	222,153	—
Series A preferred shares	—	4,574,146
Advisors Loans (note 8)	1,606,039	—
Total	22,923,214	6,904,589

2.16. Financial Assets

When the terms of a financial asset involve returns that vary in timing or amounts, the Company evaluates the financial asset to determine if there are any freestanding or embedded derivatives that should be accounted for separately. The Company separates the embedded derivative from its host contract and account for as a derivative instrument “if and only if” all of the specified criteria in ASC 815 are met.

The fair value option (FVO) for financial instruments under ASC 825-10 can generally be applied to hybrid instruments, subject to certain limitations. In addition, ASC 815 provides an instrument-by-instrument fair value election for hybrid financial instruments that would require an embedded derivative to be bifurcated. Under either election, the hybrid financial instrument is carried at fair value with the change in fair value recognized currently in earnings, except for the effect of changes in own credit, which are recognized in other comprehensive income.